Segment reporting - Reconciliation of information on reportable segments to the amounts reported in the financial statements (Details) - USD ($) $ in Millions	1 Months Ended	3 Months Ended		9 Months Ended
	Aug. 31, 2026	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025
Geographical information
Revenues from external customers		$ 490.5	$ 403.9	$ 1,334.5	$ 1,184.2
Finance costs		(114.4)	(87.1)	(313.0)	(259.7)
Finance income		70.8	122.0	218.4	171.6
Net loss on disposal of subsidiary	$ (58.7)
Income before taxation		90.1	217.5	233.1	409.5
Segment assets		4,115.3		4,115.3		$ 4,489.6
Total liabilities		4,285.6		4,285.6		$ 4,579.4
Expense from long-term employee benefits due to changes in expected vesting and settlement amounts in connection with merger agreement		39.0	0.0	96.4	0.0
Costs related to internal reorganization		0.0	1.8	0.0	3.5
Expenses related to strategic initiatives and operating systems		13.1	0.8	35.9	5.1
Impairment of assets held for sale		0.0		(75.4)	0.0
Discontinued operations
Geographical information
Revenues from external customers		17.6	51.2	111.8	143.8
Finance costs		(0.9)	(14.6)	(26.7)	(70.6)
Finance income		6.0	8.2	19.9	14.7
Net loss on disposal of subsidiary		(58.7)		(38.7)
Income before taxation		(40.8)	(29.1)	(39.6)	(84.2)
Impairment loss				75.4
Aggregate continuing and discontinuing operations
Geographical information
Segment Adjusted EBITDA		305.8	290.8	873.7	854.3
Unallocated corporate expenses		(23.1)	(29.3)	(77.0)	(91.8)
Finance costs		(115.3)	(101.7)	(339.7)	(330.3)
Depreciation and amortization		(54.6)	(105.0)	(166.6)	(283.4)
Share-based payment expense		(17.1)	(6.0)	(57.8)	(20.0)
Other costs		(52.2)	(13.1)	(133.5)	(21.7)
Net impairment of property, plant and equipment, intangible assets excluding goodwill and related prepaid land rent		(2.1)	(1.8)	(82.5)	(5.4)
Business combination costs		(13.5)	(0.1)	(29.0)	(1.3)
Insurance claims		0.1	0.1	0.2	0.4
Net gain/(loss) on disposal of property, plant and equipment and right-of-use assets		0.9	(0.6)	4.3	0.4
Net impairment reversal of withholding tax receivables		2.3	24.9	1.8	37.8
Finance income		76.8	130.2	238.3	186.3
Net loss on disposal of subsidiary		(58.7)		(38.7)
Cost of sales
Geographical information
Net impairment of property, plant and equipment, intangible assets excluding goodwill and related prepaid land rent		(2.1)	(1.6)	(5.9)	(3.4)
Nigeria
Geographical information
Revenues from external customers		359.4	268.0	942.6	799.7
Nigeria | Aggregate continuing and discontinuing operations
Geographical information
Revenues from external customers		359.4	268.0	942.6	799.7
Segment Adjusted EBITDA		215.0	169.6	564.0	519.2
SSA
Geographical information
Revenues from external customers		131.1	135.9	391.9	384.5
SSA | Aggregate continuing and discontinuing operations
Geographical information
Revenues from external customers		131.1	135.9	391.9	384.5
Segment Adjusted EBITDA		74.8	80.0	223.3	224.8
Latam | Discontinued operations
Geographical information
Revenues from external customers		17.6	51.2	111.8	143.8
Latam | Aggregate continuing and discontinuing operations
Geographical information
Revenues from external customers		17.6	51.2	111.8	143.8
Segment Adjusted EBITDA		$ 16.0	$ 41.2	$ 86.4	$ 110.3